Schedule of movement in allowance for doubtful security deposits (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Other Financial Assets Current
Balance at the beginning of the year		₨ 78,725	₨ 78,133
Provisions accrued during the year	[1]		1,741
Amount written off during the year			(1,578)
Provision moved from allowance for doubtful advances			429
Balance at the end of the year		₨ 78,725	₨ 78,725

[1]	includes amount of INR Nil (March 31, 2023: INR 1,000) provision for impairment on loans to joint venture (refer note 14)